EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE
Reconciliation of the income and share data used in the basic and diluted earnings per share computations
In millions, except per-share amounts	2012	2011 (1)	2010 (1)
Income from continuing operations before attribution of noncontrolling interests	$7,818	$11,147	$10,899
Less: Noncontrolling interests from continuing operations	219	148	329
Net income from continuing operations (for EPS purposes)	$7,599	$10,999	$10,570
Income (loss) from discontinued operations, net of taxes	(58)	68	(16)
Less: Noncontrolling interests from discontinuing operations	—	—	(48)
Citigroup’s net income	$7,541	$11,067	$10,602
Less: Preferred dividends	26	26	9
Net income available to common shareholders	$7,515	$11,041	$10,593
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to basic EPS	166	186	90
Net income allocated to common shareholders for basic EPS	$7,349	$10,855	$10,503
Add: Interest expense, net of tax, on convertible securities and adjustment of undistributed earnings allocated to employee restricted and deferred shares with nonforfeitable rights to dividends, applicable to diluted EPS	11	17	2
Net income allocated to common shareholders for diluted EPS	$7,360	$10,872	$10,505
Weighted-average common shares outstanding applicable to basic EPS	2,930.6	2,909.8	2,877.6
Effect of dilutive securities
T-DECs	84.2	87.6	87.8
Other employee plans	0.6	0.5	1.9
Convertible securities	0.1	0.1	0.1
Options	—	0.8	0.4
Adjusted weighted-average common shares outstanding applicable to diluted EPS	3,015.5	2,998.8	2,967.8
Basic earnings per share (2)
Income from continuing operations	$2.53	$3.71	$3.64
Discontinued operations	(0.02)	0.02	0.01
Net income	$2.51	$3.73	$3.65
Diluted earnings per share (2)
Income from continuing operations	$2.46	$3.60	$3.53
Discontinued operations	(0.02)	0.02	0.01
Net income	$2.44	$3.63	$3.54

(1)   All per-share amounts and Citigroup shares outstanding for all periods reflect Citigroup’s 1-for-10 reverse stock split which was effective May 6, 2011.

(2)   Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.